Note 21 - Changes in Equity	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in equity [text block]
21.	CHANGES IN EQUITY

(a) Capital stock

		2018		2017
	Million of common shares	Million of Real	Million of common shares	Million of Real

Beginning balance as per statutory books	15,717.6	57,614.1	15,717.6	57,614.1
Share issued	4.5	96.1	–	–
	15,722.1	57,710.2	15,717.6	57,614.1

(b) Capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Others capital reserves	Share-based Payments	Total

At December 31, 2016	(908.7)	53,662.8	700.9	1,074.9	54,529.9
Purchase of shares and result on treasury shares	13.7	–	–	–	13.7
Share-based payments	–	–	–	157.4	157.4
At December 31, 2017	(895.0)	53,662.8	700.9	1,232.3	54,701.0
Capital Increase	–	–	–	(89.9)	(89.9)
Effect of application of IAS 29 (hyperinflation) (i)	–	–	–	(8.2)	(8.2)
Purchase of shares and result on treasury shares	12.3	–	–	–	12.3
Share-based payments	–	–	–	166.1	166.1
At December 31, 2018	(882.7)	53,662.8	700.9	1,300.3	54,781.3

(i) As described in Note
1
(b)
Application of inflation accounting and Financial Reporting in Hyperinflationary Economies
.

(
b.1
) Purchase of shares and result of treasury shares

The treasury shares comprise own issued shares reacquired by the Company and the result on treasury shares that refers to gains and losses related to share-based payments transactions and others.

Follows the changes of treasury shares:

	Acquire /realization shares		Result on Treasure Shares	Total Treasure Shares
	Million shares	Million Brazilian Real	Million shares	Million Brazilian Real
At December 31, 2016	16.6	(312.7)	(596.0)	(908.7)
Changes during the year	(9.1)	173.0	(159.3)	13.7
At December 31, 2017	7.5	(139.7)	(755.3)	(895.0)
Changes during the year	(6.4)	118.8	(106.5)	12.3
At December 31, 2018	1.1	(20.9)	(861.8)	(882.7)

(
b.2
) Share premium

The share premium refers to the difference between subscription price that the shareholders paid for the shares and theirs nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, redemptions, reimbursement or repurchase shares.

(
b.3
) Share-based payment

Different share-based payment programs and stock purchase option plans allow the senior management from Ambev economic group acquire shares of the Company.

The share-based payment reserve recorded a charge of
R$161.0
in
December 31, 2018 (
R$209.3
and
R$170.3
in
December 31, 2017
and
2016,
respectively) (Note
24
–
Share-based payments
).

(c) Net income reserves

	Net income reserves
	Investments reserve	Statutory reserve	Fiscal incentive	Total

At December 31, 2016	3,859.9	4.5	5,835.7	9,700.1
Interest on shareholder´s equity	(3,770.1)	–	–	(3,770.1)
Fiscal incentive reserve	–	–	1,552.3	1,552.3
Investments reserve	1,177.9	–	–	1,177.9
At December 31, 2017	1,267.7	4.5	7,388.0	8,660.2
Interest on shareholder´s equity	–	–	–	–
Fiscal incentive reserve	–	–	1,331.5	1,331.5
Investments reserve	5,442.3	–	–	5,442.3
At December 31, 2018	6,710.0	4.5	8,719.5	15,434.0

(
c.1
) Investments reserve

From net income after deductions applicable, will be aimed
no
more than
60
%
(
sixty
per cent) of the adjusted net profit to investment reserve so that it can support future investments.

(
c.2
) Statutory reserve

From net income,
5
%
will be applied before any other allocation, to the statutory reserve, which cannot exceed
20
%
of capital stock. The Company is
not
required to supplement the statutory reserve in the year when the balance of this reserve, plus the amount of capital reserves, exceeds
30
%
of the capital stock.

(
c.3
) Tax incentives

The Company has tax incentives framed in certain state and federal industrial development programs in the form of financing, deferred payment of taxes or partial reductions of the amount due. These programs aim to promote the expansion of employment generation, regional decentralization, complement and diversify the industrial base of the States. In these states, the grace periods, enjoyment and reductions are permitted under the tax law.

(
c.4
) Interest on shareholders’ equity / Dividends

Brazilian companies are permitted to distribute interest attributed to shareholders’ equity calculated based on the long-term interest rate (TJLP), such interest being tax-deductible, in accordance with the applicable law and, when distributed, may
be considered part of the minimum mandatory dividends.

As determined by its By-laws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending on
December 31,
an amount
not
less than
40
%
of its net income determined under Brazilian law, as adjusted in accordance with applicable law, unless payment of such amount would be incompatible with Ambev’s financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders’ equity.

Events during the year ended
2018:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	05/15/2018	Dividends	07/30/2018	2018	ON	0.1600	2,515.1
Board of Directors Meeting	12/03/2018	Interest on shareholder´s equity	12/28/2018	2018	ON	0.3200	5,030.5
							7,545.6

Events during the year ended
2017:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	05/16/2017	Dividends	07/17/2017	2017	ON	0.1600	2,513.1
Board of Directors Meeting	12/01/2017	Interest on shareholder´s equity	12/28/2017	2017	ON	0.3100	4,869.7	(i)
Board of Directors Meeting	12/21/2017	Dividends	02/22/2018	2017	ON	0.0700	1,099.7
							8,482.5

(i)
R$3,770.1
of these interest on shareholder´s equity refer to the total amount approved for distribution in the period, and were accrued in investments reserves.

Events during the year ended
2016:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	01/15/2016	Interest on shareholder´s equity	02/29/2016	2015	ON	0.1300	2,039.2
Board of Directors Meeting	06/24/2016	Dividends	07/29/2016	2016	ON	0.1300	2,040.8
Board of Directors Meeting	10/19/2016	Dividends	11/25/2016	2016	ON	0.1600	2,511.9
Board of Directors Meeting	12/01/2016	Interest on shareholder´s equity	12/29/2016	2016	ON	0.2200	3,454.2
Board of Directors Meeting	12/22/2016	Dividends	02/23/2017	2016	ON	0.0700	1,099.1
							11,145.2

(d) Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Options granted on subsidiary	Gains/(losses) of non-controlling interest´s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At December 31, 2016	(289.5)	(144.5)	(1,262.2)	(2,390.9)	2,150.7	156.1	(75,238.8)	(77,019.1)
Comprehensive income:
Gains/(losses) on translation of foreign operations	1,928.6	–	–	–	–	–	–	1,928.6
Cash flow hedges	–	513.4	–	–	–	–	–	513.4
Actuarial gains/(losses)	–	–	117.7	–	–	–	–	117.7
Total Comprehensive income	1,928.6	513.4	117.7	–	–	–	–	2,559.7
Options granted on subsidiary	–	–	–	(380.4)	–	–	–	(380.4)
Gains/(losses) of controlling interest´s share	–	–	–	–	(12.1)	–	–	(12.1)
Tax on fictitious dividends	–	–	–	–	(38.7)	–	–	(38.7)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	–	–	–	–	–	–	(75.9)	(75.9)
At December 31, 2017	1,639.1	368.9	(1,144.5)	(2,771.3)	2,099.9	156.1	(75,314.7)	(74,966.5)
Comprehensive income:
Gains/(losses) on translation of foreign operations	1,643.5	–	–	–	–	–	–	1,643.5
Cash flow hedges	–	495.9	–	–	–	–	–	495.9
Actuarial gains/(losses)	–	–	24.8	–	–	–	–	24.8
Total Comprehensive income	1,643.5	495.9	24.8	–	–	–	–	2,164.2
Effect of application of IAS 29 (hyperinflation) (i)	346.4	(88.3)	0.1	–	–	–	–	258.2
Gains/(losses) of controlling interest´s share (ii)	460.1	0.8	3.4	2,651.1	(2,072.9)	–	–	1,042.5
Tax on fictitious dividends	–	–	–	–	(7.4)	–	–	(7.4)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	–	–	–	–	–	–	(75.9)	(75.9)
At December 31, 2018	4,089.1	777.3	(1,116.2)	(120.2)	19.6	156.1	(75,390.6)	(71,584.9)

(i) As described in Note
1
(b)
Application of inflation accounting and Financial Reporting in Hyperinflationary Economies
.

(ii) Of these amount,
R$1,035.2
refers to renegotiation of shareholders agreement from Tenedora, as described in Note
1
(b)
.

(
d.1
) Translation reserves

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements with functional currency different from the Real.

The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment hedges.

(
d.2
) Cash flow hedge reserves

The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent the hedged risk has not
yet impacted profit or loss (For additional information, see Note
27
–
Financial instruments and risks)
.

(
d.3
) Actuarial gains and losses

The actuarial gains and losses include expectations with regards to the future pension plans obligations. Consequently, the results of actuarial gains and losses are recognized on timely basis considering best estimate obtained by Management. Accordingly, the Company recognizes on monthly basis the results of these estimated actuarial gains and losses based on the expectations presented in the independent actuarial report.

The actuarial gain of
R$158.5
in
2017
arising from the surplus reverted to the Sponsor, originating from Ambev Private Pension Institute of the defined benefits plan was fully recorded under the heading of actuarial gains and losses in equity.

(
d.4
) Options granted on subsidiary

As part of the shareholders agreement between the Ambev and ELJ, an option to sell (“put”) was issued by Ambev in favor of E. León Jimenes, S.A. (“ELJ”) and an option to purchase (“call”) was issued by ELJ in favor of Ambev, which may
result in an acquisition by Ambev of the remaining shares of Tenedora, for a value based on EBITDA, discounted of net debt, from operations, being put exercisable at any time. As disclosed in Note
1
–
Corporate information
, on
January 18, 2018,
the ELJ exercised partially its put option related to approximately
30%
of capital stock by Tenedora. Due to the partial exercise of put option, the Company became the owner of approximately
85%
of Tenedora. Additionally, was approved the change of the call option term from
2019
to
2022.

On
December 31, 2018
the put option held by ELJ is valued at
R$2,449.3
(
R$5,520.2
on
December 31, 2017)
and the liability categorized as “Level
3”,
as the Note
27
(b) and in accordance with the IFRS
3.
No
value has been assigned to the call option held by the Company. The fair value of this consideration deferred was calculated by using standard valuation techniques (present value of the principal amount and future interest rates, discounted by the market rate). The criteria used are based on market information and from reliable sources and the fair value is revaluated on an annual basis.

As part of the agreement to acquire the shares of Sucos do Bem, a put option and a call option on minority shareholders' participation determined by gross revenue of its products and exercisable from
2020
has been granted, with a few exceptions. On
December 31, 2018
the put option is valued at
R$136.0
(
R$132.0
on
December 31, 2017).

The changes in these options is presented in Note
27
– Financial instruments and risks
.

(
d.5
) Accounting for acquisition of non-controlling interests

In transactions with non-controlling interests of the same business, even when performed at arm's length terms, that present valid economic grounds and reflect normal market conditions, will be consolidated by the applicable accounting standards as occurred within the same accounting entity.

As determined by IFRS
10,
any difference between the amount paid (fair value) for the acquisition of non-controlling interests and are related to carrying amount of such non-controlling interest shall be recognized directly in controlling shareholders’ equity. The acquisition of non-controlling interest related to Old Ambev, the above mentioned adjustment was recognized in the Carrying value adjustments when applicable, due to the adoption of the predecessor basis of accounting.

(e) Earnings per share

Basic and diluted earnings per share of the stock option and deferred stock

The calculation of basic earnings per share is based on the net income attributable to equity holders of Ambev and the proportional weighted average number of shares outstanding during the year.

Diluted earnings per share of the stock option and deferred stock is based on the net income attributable to equity holders of Ambev and the adjusting the weighted average number of shares outstanding during the year to assume conversion of all potentially dilutive shares, as follows:

Million shares	2018	2017	2016
	Common	Common	Common

Issued shares at December 31, net of treasury shares (i)	15,718.1	15,705.8	15,696.6
Effect of shares options	138.1	132.2	126.5
Weighted average number of shares (diluted) at December 31	15,856.2	15,838.0	15,823.1

(i)
Not
considered treasury shares.

The tables below present the calculation of earnings per share (“EPS”):

	2018	2017	2016
	Common	Common	Common

Income attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Weighted average number of shares (non diluted)	15,718.1	15,705.8	15,696.6
Basic EPS (i)	0.7014	0.4668	0.7993

Income attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Weighted average numbers of shares (diluted)	15,856.2	15,838.1	15,823.2
Diluted EPS (i)	0.6953	0.4629	0.7929

(i) Expressed in Brazilian Reais.

(f) Destinations

At
December 31, 2018,
the Company has done the appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company’s bylaws. The dividends payments made until
December 2018
were approved at the Board of Directors’ Meeting.

Regarding the basis for dividends, the Company believes that the predecessor basis of accounting, as well as its presentation for comparative purposes, will not
affect the determination of the minimum mandatory dividend. Therefore, the Company intends to adjust the calculation basis of the minimum mandatory dividend to delete any current and future impacts on net income resulting from the adoption of this accounting practice, related to the amortization/depreciation of surplus assets or even a possible impairment of goodwill, thus preserving the mandatory minimum dividends.

	2018	2017	2016
Net income, attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Prescribed/(complement) dividends	30.1	34.7	21.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	75.9	75.9	75.9
Impact of the adoption of IFRS 15 (i)	(355.4)	–	–
Effect of application of IAS 29 (hyperinflation) (ii)	3,544.1	–	–
Retained earnings basis for dividends and destinations to Net income reserves	14,319.4	7,442.6	12,644.1

Dividends and Interest on capital distributed and accrued to distribute based on net income for the year
Dividends and Interest on capital paid based on profit	7,545.6	3,612.7	5,651.8
Dividends approved for distribution	–	1,099.7	3,454.2
Total of dividends and Interest on capital	7,545.6	4,712.4	9,106.0
Percentage of distributed profit	53%	63%	72%

Interest on capital distributed and accrued to distribute based on the investment reserve
Interest on capital paid based on the investment reserve	–	3,770.1	–
Total of Interest on capital	–	3,770.1	–

Total of distributed and accrued to distribute	7,545.6	8,482.5	9,106.0
Percentage of distributed profit	53%	114%	72%

(i) As described in Note
3
-
Summary of significant account policies.

(ii) As described in Note
1
(b)
Application of inflation accounting and Financial Reporting in Hyperinflationary Economies
.